Fair Values of Assets and Liabilities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Values of Assets and Liabilities (Textual) [Abstract]
Securities available for sale	$ 235,199,000,000	$ 222,613,000,000
Net unrealized gains on trading securities	305,000,000	133,000,000
Mortgages held for sale	42,305,000,000	44,791,000,000
Loans	799,574,000,000	769,631,000,000	757,267,000,000	782,770,000,000	864,830,000,000
Capital Lease Obligation	12,000,000	116,000,000
Loan charge-offs	10,973,000,000	13,615,000,000	20,100,000,000	19,825,000,000	8,777,000,000
US States and Political Subdivisions [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 3 to Level 2	9,400,000,000
Trading Account Assets Other [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 2 to Level 1		709,000,000
Private Equity Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Liquidation period	8 years
Venture Capital Funds [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Liquidation period	5 years
Private Equity Funds, Foreign [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Redemption restriction for investment	189,000,000	200,000,000
Lease Financing [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	12,424,000,000	13,117,000,000	13,094,000,000	14,210,000,000	15,829,000,000
Loan charge-offs	24,000,000	38,000,000	120,000,000	229,000,000	65,000,000
Non modified loans [Member] | Maximum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	437
Non modified loans [Member] | Minimum [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Cost to service per loan	90
Residential [Member] | Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	942,000,000
Residential [Member] | Non Government Insured Or Guaranteed [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Mortgages held for sale	103,000,000
Consumer [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	438,376,000,000	424,181,000,000	435,209,000,000	446,305,000,000	474,866,000,000
Loan charge-offs	8,959,000,000	10,819,000,000	14,667,000,000	14,261,000,000	6,607,000,000
Consumer [Member] | Loans discharged in bankruptcy [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loan charge-offs	888,000,000
Financing Receivable, Fair Value, Nonaccrual Status	2,000,000,000
Collateralized loan obligations [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Total trading assets (excluding derivatives)	721,000,000	583,000,000
Securities available for sale	12,500,000,000	8,100,000,000
Trading and available for sale securities	13,300,000,000
Available for sale Securities [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 3 to Level 2			4,900,000,000
Fair Value Disclosure, Transfers from Level 2 to Level 3		502,000,000
Significant Transfers Into Level 3, Amount			829,000,000
Significant Transfers Out of Level 3, Amount			1,900,000,000
Available for sale Securities [Member] | Debt Securities [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Fair Value Disclosure, Transfers from Level 3 to Level 2		801,000,000
Fair Value Disclosure, Transfers from Level 2 to Level 3			1,700,000,000
Trading Securities [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Significant Transfers Out of Level 3, Amount			276,000,000
Mortgage servicing rights [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Significant Transfers Out of Level 3, Amount			118,000,000
Long-term debt [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Significant Transfers Into Level 3, Amount			359,000,000
Loans [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Significant Transfers Into Level 3, Amount			366,000,000
Carrying amount [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loan Commitments And Standby, Commercial And Similar Letters of Credit	586,000,000	495,000,000
Estimated fair value [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	772,351,000,000	723,867,000,000
Loan Commitments And Standby, Commercial And Similar Letters of Credit	586,000,000	495,000,000
Estimated fair value [Member] | Level 1 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	0
Estimated fair value [Member] | Level 2 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	56,237,000,000
Estimated fair value [Member] | Level 3 [Member]
Fair Values of Assets and Liabilities (Textual) [Abstract]
Loans	$ 716,114,000,000